Annual Total Returns - Strategic Advisers® Core Income Fund [BarChart] - 02.28 Strategic Advisers Core Income Fund PRO-11 - Strategic Advisers® Core Income Fund - Strategic Advisers Core Income Fund-Default
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	5.99%
Annual Return 2012	7.82%
Annual Return 2013	(1.57%)
Annual Return 2014	5.37%
Annual Return 2015	(0.02%)
Annual Return 2016	4.37%
Annual Return 2017	4.71%
Annual Return 2018	(0.33%)
Annual Return 2019	9.19%
Annual Return 2020	9.38%